Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income	$ 140,089	$ 180,512
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	95	29
Depreciation expense	22,643	22,916
Impairment of right-of-use assets	5,411	0
Reduction in carrying value of operating right-of-use assets	14,337	15,046
Amortization of intangibles	9,537	7,769
Amortization of government grants	(22)	(22)
Interest on short term investments	0	(538)
Interest on non-current operating lease liability	1,006	1,506
Realized gain on sale of short term investments	(232)	0
Loss/(gain) on re-measurement of financial assets	0	(500)
Stock compensation expense	13,186	12,834
Amortization of interest rate hedge	(482)	(464)
Amortization of financing costs	258	255
Deferred taxes	(2,613)	2,465
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	58,170	(9,285)
Decrease/(increase) in unbilled revenue	12,226	(124,158)
Decrease in other receivables	2,689	1,666
Decrease/(increase) in prepayments and other current assets	2,937	(2,946)
Decrease/(increase) in other non-current assets	486	(1,925)
Increase in unearned revenue	25,056	42,263
Decrease in other current liabilities	(33,507)	(10,581)
Decrease in operating lease liabilities	(15,416)	(16,724)
Increase in other non-current liabilities	2,355	147
Decrease in income taxes payable	(5,931)	(3,191)
Increase in accounts payable	8,370	295
Net cash provided by operating activities	260,648	117,369
Cash flows from investing activities:
Purchase of property, plant and equipment	(21,161)	(18,217)
Purchase of subsidiary undertakings	(47,367)	(81,631)
Cash acquired with subsidiary undertaking	10,170	8,405
Purchase of available for sale investments	0	(9,105)
Sale of available for sale investments	47,902	9,061
Purchase of investments in equity - long term	(1,273)	(3,305)
Net cash used in investing activities	(11,729)	(94,792)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	1,461	17,054
Share issue costs	(6)	(6)
Repurchase of ordinary shares	(175,000)	(65,100)
Share repurchase costs	(140)	(52)
Net cash used in financing activities	(173,685)	(48,104)
Effect of exchange rate movements on cash	(3,443)	(116)
Net increase/(decrease) in cash and cash equivalents	71,791	(25,643)
Cash and cash equivalents at beginning of period	520,309	395,851
Cash and cash equivalents at end of period	$ 592,100	$ 370,208